The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Variable Portfolio – Diversified Absolute Return Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 22, 2015 (Accession No. 0001193125-15-229922), which is incorporated herein by reference.